UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06379

Nuveen Municipal Opportunity Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         7/31/15

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments

	Nuveen Municipal Opportunity Fund, Inc. (NIO)
	July 31, 2015 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 148.3% (100.0% of Total Investments)

	MUNICIPAL BONDS – 148.3% (100.0% of Total Investments)

	Alabama – 0.9% (0.6% of Total Investments)
$ 6,850	Birmingham Waterworks and Sewer Board, Alabama, Water and Sewer Revenue Bonds,	1/17 at 100.00	AA+	$ 7,127,083
	Series 2007A, 4.500%, 1/01/43 – BHAC Insured
6,315	Mobile Spring Hill College Educational Building Authority, Alabama, Revenue Bonds, Spring Hill	4/25 at 100.00	N/R	5,825,019
	College Project, Series 2015, 5.875%, 4/15/45
13,165	Total Alabama			12,952,102
	Arizona – 1.8% (1.2% of Total Investments)
4,230	Apache County Industrial Development Authority, Arizona, Pollution Control Revenue Bonds,	3/22 at 100.00	A3	4,549,830
	Tucson Electric Power Company, Series 20102A, 4.500%, 3/01/30
4,545	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Series	1/22 at 100.00	AA–	4,920,053
	2012A, 5.000%, 1/01/43
5,465	Arizona Health Facilities Authority, Revenue Bonds, Scottsdale Lincoln Hospitals Project,	12/24 at 100.00	A2	5,924,552
	Series 2014A, 5.000%, 12/01/42
3,000	Arizona State, Certificates of Participation, Department of Administration Series 2010B,	4/20 at 100.00	AA	3,370,890
	5.000%, 10/01/29 – AGC Insured
5,200	Mesa, Arizona, Utility System Revenue Bonds, Tender Option Bond Trust, Series 11032-11034,	7/17 at 100.00	AA	5,513,248
	15.255%, 7/01/26 – AGM Insured (IF)
2,000	Yavapai County Industrial Development Authority, Arizona, Hospital Revenue Bonds, Yavapai	8/23 at 100.00	Baa1	2,193,380
	Regional Medical Center, Series 2013A, 5.250%, 8/01/33
24,440	Total Arizona			26,471,953
	Arkansas – 0.2% (0.1% of Total Investments)
2,660	Arkansas State University, Student Fee Revenue Bonds, Beebe Campus, Series 2006, 5.000%,	9/15 at 100.00	A1 (4)	2,670,720
	9/01/35 (Pre-refunded 9/01/15) – AMBAC Insured
	California – 14.3% (9.6% of Total Investments)
710	California Health Facilities Financing Authority, Revenue Bonds, Saint Joseph Health System,	7/23 at 100.00	AA–	790,329
	Series 2013A, 5.000%, 7/01/37
6,665	California Health Facilities Financing Authority, Revenue Bonds, Stanford Hospitals and	8/25 at 100.00	AA	7,327,234
	Clinics, Series 2015A, 5.000%, 8/15/54 (UB) (5)
	California Health Facilities Financing Authority, Revenue Bonds, Stanford Hospitals and
	Clinics, Tender Option Bond Trust 3294:
3,220	9.368%, 2/15/20 (IF) (5)	No Opt. Call	AA	3,738,678
1,275	9.368%, 2/15/20 (IF) (5)	No Opt. Call	AA	1,480,377
1,215	9.361%, 2/15/20 (IF) (5)	No Opt. Call	AA	1,410,530
	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds,
	Refunding Series 2013A:
2,400	5.750%, 1/15/46	1/24 at 100.00	BBB–	2,769,456
5,400	6.000%, 1/15/49	1/24 at 100.00	BBB–	6,328,854
6,870	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/25 at 100.00	A+	7,576,442
	Asset-Backed Revenue Bonds, Series 2015A, 5.000%, 6/01/45
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A-1:
12,670	4.500%, 6/01/27	6/17 at 100.00	B+	12,109,606
5,290	5.000%, 6/01/33	6/17 at 100.00	B	4,436,300
1,520	Hayward Redevelopment Agency, California, Downtown Redevelopment Project Tax Allocation	3/16 at 100.00	A–	1,529,591
	Bonds, Series 2006, 5.000%, 3/01/36 – SYNCORA GTY Insured
5,600	Kern Community College District, California, General Obligation Bonds, Safety, Repair &	No Opt. Call	AA	4,264,624
	Improvement, Election 2002 Series 2006, 0.000%, 11/01/24 – AGM Insured
2,740	Los Angeles Harbors Department, California, Revenue Bonds, Series 2006A, 5.000%, 8/01/22 –	8/16 at 102.00	AA	2,918,511
	FGIC Insured (Alternative Minimum Tax)
3,000	Los Angeles Unified School District, California, General Obligation Bonds, Election of 2004,	7/16 at 100.00	Aa2 (4)	3,129,690
	Series 2006F, 5.000%, 7/01/24 (Pre-refunded 7/01/16) – FGIC Insured
5,720	Mount San Antonio Community College District, Los Angeles County, California, General	8/35 at 100.00	AA	4,083,737
	Obligation Bonds, Election of 2008, Series 2013A, 0.000%, 8/01/43
5,200	Palomar Pomerado Health, California, General Obligation Bonds, Series 2009A, 0.000%,	8/29 at 100.00	AA	5,415,852
	8/01/38 – AGC Insured
2,035	Redding, California, Electric System Revenue Certificates of Participation, Series 2005,	12/15 at 100.00	AA–	2,037,788
	5.000%, 6/01/30 – FGIC Insured
6,000	Redlands Unified School District, San Bernardino County, California, General Obligation Bonds,	1/16 at 100.00	AA	6,022,680
	Series 2003, 5.000%, 7/01/26 – AGM Insured
510	Riverside County Transportation Commission, California, Toll Revenue Senior Lien Bonds, Series	6/23 at 100.00	BBB–	576,652
	2013A, 5.750%, 6/01/48
2,500	Sacramento County Sanitation Districts Financing Authority, California, Revenue Bonds, Series	12/15 at 100.00	AA (4)	2,538,600
	2005B, 4.750%, 12/01/21 (Pre-refunded 12/01/15) – FGIC Insured
4,000	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International	5/23 at 100.00	A+	4,432,600
	Airport, Governmental Purpose, Second Series 2013B, 5.000%, 5/01/43
10,000	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International	5/24 at 100.00	A+	11,153,600
	Airport, Second Series 2014B, 5.000%, 5/01/44
66,685	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Senior Lien Toll	No Opt. Call	Aaa	61,120,804
	Road Revenue Bonds, Series 1993, 0.000%, 1/01/21 (ETM)
	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue
	Bonds, Refunding Senior Lien Series 2014A:
2,680	5.000%, 1/15/44	1/25 at 100.00	BBB–	2,841,550
8,275	5.000%, 1/15/50	1/25 at 100.00	BBB–	8,684,282
21,255	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/17 at 100.00	AA–	21,717,296
	Project, Series 2006C, 4.250%, 8/01/30 – NPFG Insured
5,625	Santa Ana Financing Authority, California, Lease Revenue Bonds, Police Administration and	No Opt. Call	AA–	7,016,850
	Housing Facility, Series 1994A, 6.250%, 7/01/24
5,625	Santa Ana Financing Authority, California, Lease Revenue Bonds, Police Administration and	No Opt. Call	AA– (4)	7,042,331
	Housing Facility, Series 1994A, 6.250%, 7/01/24 – NPFG Insured (ETM)
6,785	Santa Clara Valley Water District, California, Water Revenue Bonds, Series 2006A, 3.750%,	6/16 at 100.00	Aa1	6,872,527
	6/01/25 – AGM Insured
211,470	Total California			211,367,371
	Colorado – 5.4% (3.6% of Total Investments)
1,080	Arkansas River Power Authority, Colorado, Power Revenue Bonds, Series 2006, 5.250%,	10/16 at 100.00	BBB–	1,103,857
	10/01/40 – SYNCORA GTY Insured
1,900	Aspen, Colorado, Sales Tax Revenue Bonds, Parks and Open Space, Series 2005B, 5.250%,	11/15 at 100.00	AA (4)	1,924,339
	11/01/24 (Pre-refunded 11/01/15) – AGM Insured
195	Central Platte Valley Metropolitan District, Colorado, General Obligation Bonds, Refunding	12/23 at 100.00	BB+	200,405
	Series 2014, 5.000%, 12/01/43
6,630	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives,	1/23 at 100.00	A+	7,194,743
	Series 2013A, 5.250%, 1/01/45
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good
	Samaritan Society Project, Series 2013A:
5,855	5.000%, 6/01/40	No Opt. Call	A–	6,211,862
5,145	5.000%, 6/01/45	No Opt. Call	A–	5,416,244
550	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good	6/23 at 100.00	BBB+	607,811
	Samaritan Society Project, Series 2013, 5.625%, 6/01/43
7,415	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2013B,	11/23 at 100.00	A	8,186,457
	5.000%, 11/15/43
35,995	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B, 0.000%,	No Opt. Call	AA–	28,290,990
	9/01/23 – NPFG Insured
10,000	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A, 0.000%,	No Opt. Call	AA–	6,589,600
	9/01/27 – NPFG Insured
4,335	Poudre Tech Metro District, Colorado, Unlimited Property Tax Supported Revenue Bonds,	12/20 at 100.00	AA	4,790,695
	Refunding & Improvement Series 2010A, 5.000%, 12/01/39 – AGM Insured
8,500	University of Colorado Hospital Authority, Colorado, Revenue Bonds, Series 2012A,	11/22 at 100.00	AA–	9,191,390
	5.000%, 11/15/42
87,600	Total Colorado			79,708,393
	Connecticut – 0.2% (0.2% of Total Investments)
3,250	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Wesleyan University,	7/20 at 100.00	AA	3,684,005
	Series 2010G, 5.000%, 7/01/39
	District of Columbia – 1.0% (0.7% of Total Investments)
2,880	District of Columbia Student Dormitory Revenue Bonds, Provident Group – Howard Properties LLC	10/22 at 100.00	BB+	2,737,958
	Issue, Series 2013, 5.000%, 10/01/45
8,435	Metropolitan Washington Airports Authority, District of Columbia, Dulles Toll Road Revenue	4/22 at 100.00	BBB+	8,752,578
	Bonds, Dulles Metrorail & Capital Improvement Project, Refunding Second Senior Lien Series
	2014A, 5.000%, 10/01/53
2,670	Washington Convention Center Authority, District of Columbia, Dedicated Tax Revenue Bonds,	10/16 at 100.00	AA+	2,973,926
	Tender Option Bond Trust 1606, 11.856%, 10/01/30 – AMBAC Insured (IF) (5)
13,985	Total District of Columbia			14,464,462
	Florida – 12.7% (8.6% of Total Investments)
1,250	Bay County, Florida, Water System Revenue Bonds, Series 2005, 5.000%, 9/01/24 –	9/15 at 100.00	Aa3	1,255,000
	AMBAC Insured
1,275	Broward County, Florida, Airport System Revenue Bonds, Series 2004L, 5.000%,10/01/23 –	10/15 at 100.00	A+	1,280,049
	AMBAC Insured
6,000	Cape Coral, Florida, Water and Sewer Revenue Bonds, Refunding Series 2011, 5.000%,	10/21 at 100.00	AA	6,682,920
	10/01/41 – AGM Insured
3,640	City of Miami Beach, Florida, Stormwater Revenue Bonds, Series 2015, 5.000%, 9/01/41 (WI/DD,	9/25 at 100.00	AA–	4,048,080
	Settling 8/05/15)
	Clay County, Florida, Utility System Revenue Bonds, Series 2007:
5,110	5.000%, 11/01/27 (Pre-refunded 11/01/17) – AGM Insured (UB)	11/17 at 100.00	AA (4)	5,587,274
12,585	5.000%, 11/01/32 (Pre-refunded 11/01/17) – AGM Insured (UB)	11/17 at 100.00	AA (4)	13,760,439
	Dade County Housing Finance Authority, Florida, Multifamily Mortgage Revenue Bonds, Siesta
	Pointe Apartments Project, Series 1997A:
535	5.650%, 9/01/17 – AGM Insured (Alternative Minimum Tax)	9/15 at 100.00	AA+	536,610
1,890	5.750%, 9/01/29 – AGM Insured (Alternative Minimum Tax)	9/15 at 100.00	AA+	1,892,741
1,200	Flagler County, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.000%, 10/01/30	10/15 at 100.00	AA– (4)	1,209,756
	(Pre-refunded 10/01/15) – NPFG Insured
75	Florida Municipal Loan Council, Revenue Bonds, Series 2001A, 5.250%, 11/01/18	No Opt. Call	A3	75,227
1,915	Halifax Hospital Medical Center, Daytona Beach, Florida, Hospital Revenue Bonds, Series 2006,	6/18 at 100.00	AA	2,077,143
	5.500%, 6/01/38 – AGM Insured
	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International Airport,
	Senior Lien Series 2015A:
7,805	5.000%, 10/01/40 (WI/DD, Settling 8/13/15) (Alternative Minimum Tax)	10/24 at 100.00	AA–	8,517,518
5,070	5.000%, 10/01/44 (WI/DD, Settling 8/13/15) (Alternative Minimum Tax)	10/24 at 100.00	AA–	5,504,246
2,060	Hillsborough County Industrial Development Authority, Florida, Industrial Development Revenue	No Opt. Call	Aaa	2,294,861
	Bonds, University Community Hospital, Series 1994, 6.500%, 8/15/19 – NPFG Insured (ETM)
1,000	Hillsborough County School Board, Florida, Certificates of Participation, Master Lease	1/16 at 100.00	Aa2	1,003,960
	Program, Series 2005A, 5.000%, 7/01/26 – NPFG Insured
1,000	Hillsborough County, Florida, Revenue Refunding Bonds, Tampa Bay Arena, Series 2005, 5.000%,	10/15 at 100.00	AA+	1,008,120
	10/01/25 – FGIC Insured
	Indian Trace Development District, Florida, Water Management Special Benefit Assessment Bonds,
	Series 2005:
1,645	5.000%, 5/01/25 – NPFG Insured	5/17 at 100.00	A3	1,681,141
1,830	5.000%, 5/01/27 – NPFG Insured	5/17 at 100.00	A3	1,869,766
4,665	Lee County, Florida, Airport Revenue Refunding Bonds, Series 2011A, 5.375%, 10/01/32 – AGM	8/21 at 100.00	AA	5,218,082
	Insured (Alternative Minimum Tax)
1,000	Lee Memorial Health System, Florida, Hospital Revenue Bonds, Series 2007A, 5.000%, 4/01/32 –	4/17 at 100.00	AA–	1,041,360
	NPFG Insured
3,000	Leesburg, Florida, Utility Revenue Bonds, Series 2007, 5.000%, 10/01/37 – NPFG Insured	10/17 at 100.00	AA–	3,215,130
5,465	Miami Dade County, Florida, Rickenbacker Causeway Revenue Bonds, Series 2014, 5.000%, 10/01/43	10/24 at 100.00	BBB+	5,959,528
5,000	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Bonds, Refunding Series	7/24 at 100.00	A	5,454,000
	2014A, 5.000%, 7/01/44
3,200	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Refunding	No Opt. Call	A	3,573,088
	Series 2012A, 5.000%, 10/01/30 (Alternative Minimum Tax)
3,015	Miami-Dade County, Florida, Transit System Sales Surtax Revenue Bonds, Series 2008, 5.000%,	7/18 at 100.00	AA	3,282,099
	7/01/35 – AGM Insured
6,305	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 2013A,	10/22 at 100.00	Aa3	6,954,226
	5.000%, 10/01/42
2,000	Okaloosa County, Florida, Water and Sewer Revenue Bonds, Series 2006, 5.000%, 7/01/36	7/16 at 100.00	AA (4)	2,085,880
	(Pre-refunded 7/01/16) – AGM Insured
3,500	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Orlando Health,	4/22 at 100.00	A	3,664,255
	Inc., Series 2012A, 5.000%, 10/01/42
1,000	Orange County School Board, Florida, Certificates of Participation, Series 2007A, 5.000%,	8/17 at 100.00	AA (4)	1,085,110
	8/01/27 (Pre-refunded 8/01/17) – FGIC Insured
2,500	Orange County, Florida, Tourist Development Tax Revenue Bonds, Series 2006, 5.000%, 10/01/31 –	10/16 at 100.00	AA	2,612,675
	SYNCORA GTY Insured
170	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Sinai Residences of	6/22 at 102.00	N/R	193,472
	Boca Raton Project, Series 2014A, 7.250%, 6/01/34
3,000	Palm Beach County School Board, Florida, Certificates of Participation, Series 2007E, 5.000%,	8/17 at 100.00	AA– (4)	3,253,440
	8/01/27 (Pre-refunded 8/01/17) – NPFG Insured
2,940	Pasco County, Florida, Water and Sewer Revenue Bonds, Series 2006 Refunding, 5.000%, 10/01/36	4/16 at 100.00	AA (4)	3,032,551
	(Pre-refunded 4/01/16) – AGM Insured
60	Pasco County, Florida, Water and Sewer Revenue Bonds, Series 2006 Refunding, 5.000%,	4/16 at 100.00	AA+	61,631
	10/01/36 – AGM Insured
900	Port Saint Lucie, Florida, Special Assessment Revenue Bonds, Southwest Annexation District 1B,	7/17 at 100.00	AA–	960,264
	Series 2007, 5.000%, 7/01/33 – NPFG Insured
	Port St. Lucie, Florida, Utility System Revenue Bonds, Refunding Series 2009:
5,450	5.250%, 9/01/35 – AGC Insured	9/18 at 100.00	AA	6,024,049
8,530	5.000%, 9/01/35 – AGC Insured	9/18 at 100.00	AA	9,356,642
5,740	Seminole County, Florida, Water and Sewer Revenue Bonds, Refunding & Improvement Series 1992,	No Opt. Call	Aa2 (4)	6,385,463
	6.000%, 10/01/19 – NPFG Insured (ETM)
765	Seminole County, Florida, Water and Sewer Revenue Bonds, Refunding & Improvement Series 1992,	No Opt. Call	AA	771,617
	6.000%, 10/01/19 – NPFG Insured
	St. Lucie County, Florida, Utility System Revenue Refunding Bonds, Series 1993:
1,355	5.500%, 10/01/15 – FGIC Insured (ETM)	No Opt. Call	N/R (4)	1,367,141
1,200	5.500%, 10/01/21 – FGIC Insured (ETM)	No Opt. Call	N/R (4)	1,450,812
2,500	Tallahassee, Florida, Energy System Revenue Bonds, Series 2005, 5.000%, 10/01/29 (Pre-refunded	10/15 at 100.00	AA (4)	2,520,200
	10/01/15) – NPFG Insured
400	Tamarac, Florida, Utility System Revenue Bonds, Series 2009, 5.000%, 10/01/39 – AGC Insured	10/19 at 100.00	AA	447,224
1,470	Tampa, Florida, Healthcare System Revenue Bonds, Allegany Health System – St. Joseph’s	12/15 at 100.00	Aaa	1,484,891
	Hospital, Series 1993, 5.125%, 12/01/23 – NPFG Insured (ETM)
10,335	Tampa, Florida, Revenue Bonds, University of Tampa, Series 2006, 5.000%, 4/01/35 (Pre-refunded	4/16 at 100.00	A3 (4)	10,661,069
	4/01/16) – CIFG Insured
21,095	Tampa-Hillsborough County Expressway Authority, Florida, Revenue Bonds, Refunding Series	No Opt. Call	A	23,104,721
	2012B, 5.000%, 7/01/42
12,000	Volusia County School Board, Florida, Certificates of Participation, Master Lease Program	8/17 at 100.00	Aa3	12,340,080
	Series 2007, 5.000%, 8/01/32 – AGM Insured
174,445	Total Florida			187,845,551
	Georgia – 3.2% (2.2% of Total Investments)
10,000	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2009B, 5.375%,	11/19 at 100.00	AA	11,338,300
	11/01/39 – AGM Insured
2,825	Cherokee County Water and Sewerage Authority, Georgia, Revenue Bonds, Refunding Series 2007,	8/20 at 100.00	AA	3,002,382
	4.000%, 8/01/26
16,805	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates,	2/25 at 100.00	AA–	19,116,024
	Northeast Georgia Health Services Inc., Series 2014A, 5.500%, 8/15/54
2,250	Gwinnett County Hospital Authority, Georgia, Revenue Anticipation Certificates, Gwinnett	7/19 at 100.00	A+	2,498,535
	Hospital System Inc. Project, Series 2007C, 5.500%, 7/01/39 – AGM Insured
10,590	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University, Series	10/25 at 100.00	Baa2	11,212,586
	2015, 5.000%, 10/01/40
42,470	Total Georgia			47,167,827
	Hawaii – 0.4% (0.3% of Total Investments)
170	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific	7/23 at 100.00	BB+	191,893
	University, Series 2013A, 6.875%, 7/01/43
5,775	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Queens Health	7/25 at 100.00	AA–	5,821,951
	Systems, Series 2015A, 4.000%, 7/01/40
5,945	Total Hawaii			6,013,844
	Idaho – 0.6% (0.4% of Total Investments)
6,085	Idaho Health Facilities Authority, Revenue Bonds, Saint Luke’s Health System Project, Series	3/22 at 100.00	A–	6,531,943
	2012A, 5.000%, 3/01/47 – AGM Insured
	Idaho Housing and Finance Association, Grant and Revenue Anticipation Bonds, Federal Highway
	Trust Funds, Series 2006:
1,000	5.000%, 7/15/23 (Pre-refunded 7/15/16) – NPFG Insured	7/16 at 100.00	A+ (4)	1,044,540
1,065	5.000%, 7/15/24 (Pre-refunded 7/15/16) – NPFG Insured	7/16 at 100.00	A+ (4)	1,112,435
8,150	Total Idaho			8,688,918
	Illinois – 13.1% (8.9% of Total Investments)
8,470	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2014,	No Opt. Call	AA	9,009,454
	5.250%, 12/01/49
7,700	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Third Lien	1/20 at 100.00	AA	8,614,298
	Refunding Series 2010C, 5.250%, 1/01/35 – AGC Insured
7,200	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Third Lien	1/16 at 100.00	AA–	7,335,072
	Series 2005A, 5.250%, 1/01/24 – NPFG Insured
7,095	Cook County Community College District 508, Illinois, General Obligation Bonds, Chicago City	12/23 at 100.00	AA	7,887,866
	Colleges, Series 2013, 5.250%, 12/01/43
6,160	De Witt, Ford, Livingston, Logan, Mc Lean and Tazewell Community College District 540,	12/17 at 100.00	Aa2	5,806,354
	Illinois, General Obligation Bonds, Series 2007, 3.000%, 12/01/26 – AGM Insured
15,000	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2015A,	7/25 at 100.00	AA–	16,645,350
	5.000%, 1/01/40
3,400	Illinois Educational Facilities Authority, Revenue Bonds, Field Museum of Natural History,	11/23 at 100.00	A2	3,710,216
	Series 2002, 5.500%, 11/01/36
3,295	Illinois Educational Facilities Authority, Revenue Bonds, Robert Morris College, Series 2000,	12/15 at 100.00	A3	3,343,997
	5.800%, 6/01/30 – NPFG Insured
2,315	Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network, Series 2012,	No Opt. Call	AA	2,502,399
	5.000%, 6/01/42
5,750	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2012,	9/22 at 100.00	BBB	5,991,558
	5.000%, 9/01/38
12,720	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2014A,	9/24 at 100.00	BBB	13,310,208
	5.000%, 9/01/42
1,435	Illinois Finance Authority, Revenue Bonds, Rehabilitation Institute of Chicago, Series 2013A,	7/23 at 100.00	A–	1,683,858
	6.000%, 7/01/43
4,400	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers,	8/25 at 100.00	Baa1	4,695,108
	Refunding Series 2015C, 5.000%, 8/15/44
6,720	Illinois Finance Authority, Revenue Bonds, The Carle Foundation, Series 2011A, 6.000%,	8/21 at 100.00	AA	7,919,318
	8/15/41 – AGM Insured
14,975	Illinois Finance Authority, Revenue Bonds, University of Chicago, Series 2012A,	10/21 at 100.00	AA+	15,960,205
	5.000%, 10/01/51
	Illinois State, General Obligation Bonds, February Series 2014:
3,200	5.250%, 2/01/32	2/24 at 100.00	A–	3,328,992
2,000	5.250%, 2/01/33	2/24 at 100.00	A–	2,074,940
1,575	5.250%, 2/01/34	2/24 at 100.00	A–	1,629,542
7,000	5.000%, 2/01/39	2/24 at 100.00	A–	7,043,330
	Illinois State, General Obligation Bonds, May Series 2014:
510	5.000%, 5/01/36	5/24 at 100.00	A–	516,452
1,630	5.000%, 5/01/39	5/24 at 100.00	A–	1,640,204
	Illinois State, General Obligation Bonds, Refunding Series 2012:
3,160	5.000%, 8/01/21	No Opt. Call	A–	3,424,050
1,225	5.000%, 8/01/22	No Opt. Call	A–	1,324,066
2,740	5.000%, 8/01/23	No Opt. Call	A–	2,960,269
270	5.000%, 8/01/25	8/22 at 100.00	A–	284,618
1,425	Illinois State, General Obligation Bonds, Series 2013, 5.500%, 7/01/38	7/23 at 100.00	A–	1,512,153
5,405	Illinois Toll Highway Authority, State Toll Highway Authority Revenue Bonds, Series 2006A-1,	7/16 at 100.00	AA (4)	5,638,118
	5.000%, 1/01/24 (Pre-refunded 7/01/16) – AGM Insured
1,395	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Tender Option Bond Trust	No Opt. Call	AA–	1,953,112
	2015-XF0051, 17.772%, 1/01/21 (IF)
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion
	Project, Capital Appreciation Refunding Series 2010B-1:
20,000	0.000%, 6/15/45 – AGM Insured	No Opt. Call	AA	4,514,800
10,000	0.000%, 6/15/46 – AGM Insured	No Opt. Call	AA	2,141,300
20,045	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	No Opt. Call	AA	7,772,248
	Project, Series 2002A, 0.000%, 12/15/35 – AGM Insured
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion
	Project, Tender Option Bond Trust 2015-XF0081:
5,000	15.050%, 6/15/18 (IF)	No Opt. Call	BBB+	5,884,250
5,920	13.553%, 6/15/42 (IF)	6/20 at 100.00	BBB+	6,334,696
5,345	Southwestern Illinois Development Authority, Health Facility Revenue Bonds, Memorial Group,	11/23 at 100.00	BB+	6,639,345
	Inc., Series 2013, 7.625%, 11/01/48
4,000	Southwestern Illinois Development Authority, School Revenue Bonds, Triad School District 2,	No Opt. Call	AA–	2,629,920
	Madison County, Illinois, Series 2006, 0.000%, 10/01/25 – NPFG Insured
	Williamson & Johnson Counties Community Unit School District 2, Marion, Illinois, General
	Obligation Bonds, Series 2011:
930	7.000%, 12/01/21 – AGM Insured	12/20 at 100.00	AA	1,139,036
1,035	7.000%, 12/01/22 – AGM Insured	12/20 at 100.00	AA	1,257,349
1,155	7.000%, 12/01/23 – AGM Insured	12/20 at 100.00	AA	1,395,252
1,065	7.000%, 12/01/26 – AGM Insured	12/20 at 100.00	AA	1,272,526
2,085	7.250%, 12/01/29 – AGM Insured	12/20 at 100.00	AA	2,549,955
2,295	7.250%, 12/01/30 – AGM Insured	12/20 at 100.00	AA	2,806,785
217,045	Total Illinois			194,082,569
	Indiana – 7.8% (5.2% of Total Investments)
12,040	Indiana Finance Authority, Educational Facilities Revenue Bonds, Valparaiso University	10/24 at 100.00	A2	13,119,747
	Project, Series 2014, 5.000%, 10/01/44
12,360	Indiana Finance Authority, Hospital Revenue Bonds, Community Health Network Project, Series	5/23 at 100.00	A	13,248,313
	2012A, 5.000%, 5/01/42
3,450	Indiana Finance Authority, Midwestern Disaster Relief Revenue Bonds, Ohio Valley Electric	6/22 at 100.00	BBB–	3,651,135
	Corporation Project, Series 2012A, 5.000%, 6/01/39 – AGM Insured
14,760	Indiana Finance Authority, Private Activity Bonds, Ohio River Bridges East End Crossing	7/23 at 100.00	BBB	15,620,803
	Project, Series 2013A, 5.250%, 1/01/51 (Alternative Minimum Tax)
5,000	Indiana Finance Authority, Revenue Bonds, Trinity Health Care Group, Refunding Series 2010B.,	12/20 at 100.00	AA	5,512,600
	5.000%, 12/01/37
17,970	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series	10/24 at 100.00	AA	20,067,279
	2014A, 5.000%, 10/01/44
8,500	Indiana Municipal Power Agency, Power Supply Revenue Bonds, Series 2007A, 5.000%, 1/01/42 –	1/17 at 100.00	AA–	8,883,520
	NPFG Insured
5,000	Indianapolis Local Public Improvement Bond Bank Bonds, Indiana, PILOT Infrastructure Project	1/20 at 100.00	AA	5,601,750
	Revenue Bonds, Series 2010F, 5.000%, 1/01/35 – AGM Insured
20,000	Indianapolis Local Public Improvement Bond Bank, Indiana, Series 1999E, 0.000%, 2/01/28 –	No Opt. Call	AA	13,195,000
	AMBAC Insured
9,615	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project Series 2009A,	1/19 at 100.00	AA	10,836,297
	5.500%, 1/01/38 – AGC Insured
935	Shoals, Indiana, Exempt Facilities Revenue Bonds, National Gypsum Company Project, Series	11/23 at 100.00	N/R	1,040,272
	2013, 7.250%, 11/01/43 (Alternative Minimum Tax)
2,040	Valparaiso, Indiana, Exempt Facilities Revenue Bonds, Pratt Paper LLC Project, Series 2013,	1/24 at 100.00	N/R	2,478,498
	7.000%, 1/01/44 (Alternative Minimum Tax)
1,500	Vigo County Hospital Authority, Indiana, Revenue Bonds, Union Hospital, Series 2007,	9/17 at 100.00	N/R	1,558,875
	5.800%, 9/01/47
113,170	Total Indiana			114,814,089
	Iowa – 1.3% (0.9% of Total Investments)
10,000	Iowa Finance Authority, Health Facilities Revenue Bonds, UnityPoint Health Project, Series	2/23 at 100.00	Aa3	11,080,800
	2013A, 5.250%, 2/15/44
	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C:
2,260	5.375%, 6/01/38	12/15 at 100.00	B+	1,954,606
1,230	5.500%, 6/01/42	12/15 at 100.00	B+	1,076,767
445	5.625%, 6/01/46	12/15 at 100.00	B+	390,728
5,600	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B,	6/17 at 100.00	B+	5,288,472
	5.600%, 6/01/34
19,535	Total Iowa			19,791,373
	Kansas – 1.2% (0.8% of Total Investments)
13,000	University of Kansas Hospital Authority, Health Facilities Revenue Bonds, KU Health System,	No Opt. Call	A+	14,359,280
	Refunding & Improvement Series 2015, 5.000%, 9/01/45
2,865	Wyandotte County/Kansas City Unified Government Board of Public Utilities, Kansas, Utility	9/24 at 100.00	A+	3,157,001
	System Revenue Bonds, Refunding & Improvement Series 2014A, 5.000%, 9/01/44
15,865	Total Kansas			17,516,281
	Kentucky – 2.6% (1.7% of Total Investments)
5,195	Kentucky Economic Development Finance Authority, Hospital Facilities Revenue Bonds, Owensboro	6/20 at 100.00	BBB+	5,904,897
	Medical Health System, Series 2010A, 6.000%, 6/01/30
	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds,
	Downtown Crossing Project, Convertible Capital Appreciation Series 2013C:
3,330	0.000%, 7/01/43	7/31 at 100.00	Baa3	2,322,941
5,735	0.000%, 7/01/46	7/31 at 100.00	Baa3	3,999,646
	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds,
	Downtown Crossing Project, Series 2013A:
1,445	5.750%, 7/01/49	7/23 at 100.00	Baa3	1,617,432
290	6.000%, 7/01/53	7/23 at 100.00	Baa3	329,823
	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 93, Refunding
	Series 2009:
3,860	5.250%, 2/01/20 – AGC Insured	2/19 at 100.00	AA	4,380,907
10,000	5.250%, 2/01/24 – AGC Insured	2/19 at 100.00	AA	11,291,200
7,500	Kentucky Turnpike Authority, Economic Development Road Revenue Bonds, Revitalization Project,	7/16 at 100.00	AA (4)	7,820,625
	Series 2006B, 5.000%, 7/01/25 (Pre-refunded 7/01/16) – AMBAC Insured
37,355	Total Kentucky			37,667,471
	Louisiana – 4.7% (3.2% of Total Investments)
3,330	Jefferson Parish Hospital District1, Louisiana, Hospital Revenue Bonds, West Jefferson Medical	1/21 at 100.00	AA	3,872,923
	Center, Refunding Series 2011A, 6.000%, 1/01/39 – AGM Insured
	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,
	Series 2015:
3,000	4.250%, 5/15/40 (WI/DD, Settling 8/20/15)	5/25 at 100.00	Baa1	2,970,330
4,375	5.000%, 5/15/47 (WI/DD, Settling 8/20/15)	5/25 at 100.00	Baa1	4,652,638
	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006A:
3,300	4.750%, 5/01/39 (Pre-refunded 5/01/16) – AGM Insured	5/16 at 100.00	Aa1 (4)	3,411,144
35,725	4.500%, 5/01/41 (Pre-refunded 5/01/16) – NPFG Insured (UB)	5/16 at 100.00	Aa1 (4)	36,861,412
38	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006, Residuals 660-1, 16.225%,	5/16 at 100.00	Aa1 (4)	43,209
	5/01/34 (Pre-refunded 5/01/16) – NPFG Insured (IF)
17,090	New Orleans Aviation Board, Louisiana, Revenue Bonds, North Terminal Project, Series 2015B,	1/25 at 100.00	A–	18,294,674
	5.000%, 1/01/45 (Alternative Minimum Tax)
66,858	Total Louisiana			70,106,330
	Maine – 0.8% (0.5% of Total Investments)
1,015	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical	7/23 at 100.00	BBB	1,061,863
	Center Obligated Group Issue, Series 2013, 5.000%, 7/01/43
10,000	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Mainehealth Issue,	No Opt. Call	A+	10,911,900
	Series 2015, 5.000%, 7/01/39
11,015	Total Maine			11,973,763
	Maryland – 1.3% (0.9% of Total Investments)
5,345	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A, 5.250%,	9/16 at 100.00	Ba1	5,451,152
	9/01/28 – SYNCORA GTY Insured
10,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health	7/25 at 100.00	A+	10,935,900
	System, Series 2015, 5.000%, 7/01/47
2,440	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Peninsula Regional	7/24 at 100.00	A	2,629,954
	Medical Center Issue, Series 2015, 5.000%, 7/01/45
17,785	Total Maryland			19,017,006
	Massachusetts – 2.5% (1.7% of Total Investments)
7,255	Massachusetts Development Finance Agency Revenue Bonds, Partners HealthCare System Issue,	7/25 at 100.00	AA	8,063,570
	Series 2015-O1, 5.000%, 7/01/45
4,500	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds,	1/20 at 100.00	AA+	5,071,950
	Commonwealth Contract Assistance Secured, Refunding Series 2010B, 5.000%, 1/01/35
3,225	Massachusetts Development Finance Agency, Resource Recovery Revenue Refunding Bonds,	11/17 at 100.00	BB+	3,263,732
	Covanta Energy Project, Series 2012B, 4.875%, 11/01/42
1,270	Massachusetts Development Finance Agency, Revenue Bonds, Boston Medical Center Issue, Green	No Opt. Call	BBB	1,344,803
	Bonds, Series 2015D, 5.000%, 7/01/44
3,265	Massachusetts Development Finance Agency, Revenue Bonds, Emerson College, Series 2015,	1/25 at 100.00	BBB+	3,222,914
	4.500%, 1/01/45
5,330	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Harvard University,	12/19 at 100.00	AAA	7,619,342
	Tender Option Bond Trust 2010-20W, 13.561%, 12/15/34 (IF) (5)
	Massachusetts Port Authority, Revenue Bonds, Series 2015A:
60	5.000%, 7/01/40	7/25 at 100.00	AA	68,402
1,000	5.000%, 7/01/45	7/25 at 100.00	AA	1,132,800
7,255	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2007A, 4.500%,	2/17 at 100.00	AA+	7,377,610
	8/01/46 – AGM Insured (UB) (5)
33,160	Total Massachusetts			37,165,123
	Michigan – 2.6% (1.8% of Total Investments)
5,490	Detroit City School District, Wayne County, Michigan, Unlimited Tax School Building and Site	No Opt. Call	Aa1	6,571,859
	Improvement Bonds, Series 2001A, 6.000%, 5/01/29 – AGM Insured (UB)
1,695	Detroit Water and Sewerage Department, Michigan, Sewage Disposal System Revenue Bonds,	7/22 at 100.00	BBB+	1,810,243
	Refunding Senior Lien Series 2012A, 5.250%, 7/01/39
930	Detroit, Michigan, General Obligation Bonds, Series 2001A-1, 5.375%, 4/01/18 – NPFG Insured	10/15 at 100.00	A3	930,605
5,070	Michigan Finance Authority, Detroit, Michigan, Local Government Loan Program, Unlimited Tax	10/15 at 100.00	AA–	5,073,296
	General Obligation Bonds, Series 2014G-2A, 5.375%, 4/01/18 – NPFG Insured
3,000	Michigan Public Power Agency, AFEC Project Revenue Bonds, Series 2012A, 5.000%, 1/01/43	1/22 at 100.00	A2	3,176,910
8,260	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series	10/21 at 100.00	Aa2	9,201,970
	2011-II-A, 5.375%, 10/15/41
11,000	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series	6/22 at 100.00	AA	11,761,860
	2009C, 5.000%, 12/01/48
35,445	Total Michigan			38,526,743
	Minnesota – 1.3% (0.8% of Total Investments)
5,465	Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview Health Services, Series	11/18 at 100.00	AA	6,254,419
	2008B, 6.500%, 11/15/38 – AGC Insured
5,020	Minnesota State, General Obligation Bonds, Various Purpose, Refunding Series 2010D,	No Opt. Call	AA+	5,627,018
	5.000%, 8/01/18
	St. Paul Housing and Redevelopment Authority, Minnesota, Hospital Revenue Bonds, HealthEast
	Inc., Series 2015:
365	5.250%, 11/15/35	11/20 at 100.00	BBB–	384,841
2,785	5.000%, 11/15/40	11/25 at 100.00	BBB–	2,949,120
3,190	5.000%, 11/15/44	11/25 at 100.00	BBB–	3,369,820
16,825	Total Minnesota			18,585,218
	Missouri – 0.5% (0.3% of Total Investments)
2,250	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds,	2/22 at 100.00	A1	2,398,950
	Heartland Regional Medical Center, Series 2012, 5.000%, 2/15/43
4,125	Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Series	No Opt. Call	AA–	4,862,633
	2005, 5.500%, 7/01/29 – NPFG Insured
305	St. Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village	9/23 at 100.00	A–	340,694
	of Sunset Hills, Series 2013A, 5.875%, 9/01/43
6,680	Total Missouri			7,602,277
	Montana – 0.2% (0.2% of Total Investments)
3,000	Montana Facility Finance Authority, Hospital Revenue Bonds, Benefits Health System Obligated	1/21 at 100.00	AA	3,472,890
	Group, Series 2011A, 5.750%, 1/01/31 – AGM Insured
	Nebraska – 4.4% (2.9% of Total Investments)
	Douglas County Hospital Authority 3, Nebraska, Health Facilities Revenue Bonds, Nebraska
	Methodist Health System, Refunding Series 2015:
1,000	4.125%, 11/01/36	11/25 at 100.00	A–	1,002,850
1,425	5.000%, 11/01/48	11/25 at 100.00	A–	1,538,174
4,010	Lincoln County Hospital Authority 1, Nebraska, Hospital Revenue and Refunding Bonds, Great	No Opt. Call	A–	4,319,933
	Plains Regional Medical Center Project, Series 2012, 5.000%, 11/01/42
27,125	Lincoln, Nebraska, Electric System Revenue Bonds, Series 2007A, 4.500%, 9/01/37 –	9/16 at 100.00	AA	27,499,868
	NPFG Insured (UB) (5)
5,000	Municipal Energy Agency of Nebraska, Power Supply System Revenue and Refunding Bonds, Series	4/19 at 100.00	AA+	5,622,400
	2009A, 5.375%, 4/01/39 – BHAC Insured
2,460	Omaha Public Power District, Nebraska, Electric System Revenue Bonds, Refunding Subordinated	2/24 at 100.00	AA–	2,502,607
	Lien Series 2014CC, 4.000%, 2/01/38
21,000	Public Power Generation Agency, Nebraska, Whelan Energy Center Unit 2 Revenue Bonds, Series	1/17 at 100.00	A2 (4)	21,881,370
	2007A, 5.000%, 1/01/37 (Pre-refunded 1/01/17) – AMBAC Insured
62,020	Total Nebraska			64,367,202
	Nevada – 1.5% (1.0% of Total Investments)
3,000	Clark County, Nevada, Airport Revenue Bonds, Subordinate Lien Series 2009C, 5.000%, 7/01/26 –	7/19 at 100.00	AA	3,358,860
	AGM Insured
17,135	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran	1/20 at 100.00	AA	19,207,821
	International Airport, Series 2010A, 5.250%, 7/01/39 – AGM Insured
20,135	Total Nevada			22,566,681
	New Jersey – 3.8% (2.5% of Total Investments)
	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge,
	Series 2004A:
3,850	5.000%, 7/01/22 – NPFG Insured	1/16 at 100.00	AA–	3,905,517
3,850	5.000%, 7/01/23 – NPFG Insured	1/16 at 100.00	AA–	3,905,517
5,900	5.000%, 7/01/29 – NPFG Insured	1/16 at 100.00	AA–	5,985,078
2,325	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Barnabas Health,	7/24 at 100.00	A–	2,500,561
	Refunding Series 2014A, 5.000%, 7/01/44
26,000	New Jersey Turnpike Authority, Revenue Bonds, Refunding Series 2005D-1, 5.250%, 1/01/26 –	No Opt. Call	AA	31,825,560
	AGM Insured
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2007-1A:
3,320	4.500%, 6/01/23	6/17 at 100.00	BB	3,323,685
1,545	4.625%, 6/01/26	6/17 at 100.00	B+	1,488,499
1,470	4.750%, 6/01/34	6/17 at 100.00	B–	1,098,222
1,330	Washington Township Board of Education, Mercer County, New Jersey, General Obligation Bonds,	No Opt. Call	A2	1,617,240
	Series 2005, 5.250%, 1/01/26 – AGM Insured
49,590	Total New Jersey			55,649,879
	New Mexico – 1.0% (0.7% of Total Investments)
13,600	University of New Mexico, Revenue Bonds, System Improvement Subordinated Lien Series 2007A,	6/17 at 100.00	AA	14,450,408
	5.000%, 6/01/36 – AGM Insured
	New York – 5.7% (3.9% of Total Investments)
1,000	Buffalo and Erie County Industrial Land Development Corporation, New York, Revenue Bonds,	7/25 at 100.00	BBB+	993,920
	Catholic Health System, Inc. Project, Series 2015, 4.000%, 7/01/45
1,880	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore	8/15 at 100.00	AA–	1,887,370
	Hospital, Series 2004, 5.000%, 8/01/23 – FGIC Insured
	Dormitory Authority of the State of New York, Orange Regional Medical Center Obligated Group
	Revenue Bonds, Series 2015:
2,700	5.000%, 12/01/40	No Opt. Call	Ba1	2,814,885
3,800	5.000%, 12/01/45	No Opt. Call	Ba1	3,934,140
7,225	Dormitory Authority of the State of New York, Revenue Bonds, Non State Supported Debt, Cornell	7/20 at 100.00	Aa1	8,244,231
	University, Series 2010A, 5.000%, 7/01/35
4,030	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 4.500%,	2/17 at 100.00	AA–	4,195,552
	2/15/47 – NPFG Insured
12,500	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A,	6/16 at 100.00	AA–	12,911,375
	5.000%, 12/01/25 – FGIC Insured
6,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006C,	9/16 at 100.00	AA–	6,237,480
	5.000%, 9/01/35 – NPFG Insured
2,500	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2011A, 5.000%,	5/21 at 100.00	AA	2,762,150
	5/01/36 – AGM Insured
10,610	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2012A,	9/22 at 100.00	A–	11,441,718
	5.000%, 9/01/42
3,025	Monroe County Industrial Development Corporation, New York, FHA Insured Mortgage Revenue	2/21 at 100.00	AA	3,522,492
	Bonds, Unity Hospital of Rochester Project, Series 2010, 5.500%, 8/15/40
2,615	New York City Industrial Development Agency, New York, Revenue Bonds, Yankee Stadium Project	3/19 at 100.00	AA	3,092,630
	PILOT, Series 2009A, 7.000%, 3/01/49 – AGC Insured
	New York City, New York, General Obligation Bonds, Fiscal Series 2005F-1:
85	5.000%, 9/01/21 – AMBAC Insured	9/15 at 100.00	AA	85,346
4,915	5.000%, 9/01/21 (Pre-refunded 9/01/15) – AMBAC Insured	9/15 at 100.00	Aa2 (4)	4,934,807
5	New York City, New York, General Obligation Bonds, Fiscal Series 2005M, 5.000%, 4/01/26 –	10/15 at 100.00	AA	5,020
	FGIC Insured
7,870	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade	11/24 at 100.00	N/R	7,945,709
	Center Project, Class 1 Series 2014, 5.000%, 11/15/44
4,655	Onondaga Civic Development Corporation, New York, Revenue Bonds, Saint Joseph’s Hospital	7/22 at 100.00	BB	4,775,146
	Health Center Project, Series 2012, 5.000%, 7/01/42
	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding
	Subordinate Lien Series 2013A:
2,135	5.000%, 11/15/28	No Opt. Call	A+	2,453,307
2,430	0.000%, 11/15/31	No Opt. Call	A+	1,357,520
1,460	0.000%, 11/15/32	No Opt. Call	A+	774,574
81,440	Total New York			84,369,372
	North Carolina – 1.6% (1.1% of Total Investments)
750	Gaston County Industrial Facilities and Pollution Control Financing Authority, North Carolina,	8/15 at 100.00	N/R	751,395
	National Gypsum Company Project Exempt Facilities Revenue Bonds, Series 2005, 5.750%,
	8/01/35 (Alternative Minimum Tax)
10,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Duke University	6/22 at 100.00	AA	11,142,000
	Health System, Series 2012A, 5.000%, 6/01/42
4,715	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Vidant Health,	6/22 at 100.00	A+	5,112,993
	Refunding Series 2012A, 5.000%, 6/01/36
5,625	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Vidant Health,	6/25 at 100.00	A+	6,142,894
	Refunding Series 2015, 5.000%, 6/01/45
830	University of North Carolina, Greensboro, General Revenue Bonds, Series 2014A, 5.000%, 4/01/39	4/24 at 100.00	Aa3	933,567
21,920	Total North Carolina			24,082,849
	North Dakota – 0.7% (0.5% of Total Investments)
2,245	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System Obligated	12/21 at 100.00	A–	2,406,371
	Group, Series 2012, 5.000%, 12/01/35
	Grand Forks, North Dakota, Sales Tax Revenue Bonds, Alerus Project, Series 2005A:
2,195	5.000%, 12/15/22 – NPFG Insured	12/15 at 100.00	Aa3	2,233,347
1,355	5.000%, 12/15/23 – NPFG Insured	12/15 at 100.00	Aa3	1,378,672
3,000	5.000%, 12/15/24 – NPFG Insured	12/15 at 100.00	Aa3	3,052,110
1,890	Williston, North Dakota, Multifamily Housing Revenue Bonds, Eagle Crest Apartments LLC	9/23 at 100.00	N/R	1,976,203
	Project, Series 2013, 7.750%, 9/01/38
10,685	Total North Dakota			11,046,703
	Ohio – 7.7% (5.2% of Total Investments)
1,730	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Revenue Bonds,	5/22 at 100.00	A1	1,852,571
	Children’s Hospital Medical Center, Improvement & Refunding Series 2012, 5.000%, 11/15/42
	Allen County, Ohio, Hospital Facilities Revenue Bonds, Catholic Health Partners, Refunding and
	Improvement Series 2012A:
1,930	5.000%, 5/01/33	5/22 at 100.00	AA–	2,107,464
2,540	4.000%, 5/01/33	5/22 at 100.00	AA–	2,559,329
2,420	5.000%, 5/01/42	5/22 at 100.00	AA–	2,612,269
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
17,945	5.125%, 6/01/24	6/17 at 100.00	B–	14,934,547
370	5.875%, 6/01/30	6/17 at 100.00	B–	306,319
11,600	5.750%, 6/01/34	6/17 at 100.00	B–	9,260,744
1,060	5.875%, 6/01/47	6/17 at 100.00	B	852,781
8,310	Cleveland Heights-University Heights City School District, Ohio, General Obligation Bonds,	6/23 at 100.00	AA	8,897,933
	School Improvement Series 2014, 5.000%, 12/01/51
6,000	Franklin County, Ohio, Hospital Revenue Bonds, Nationwide Children’s Hospital Project,	5/22 at 100.00	Aa2	6,446,940
	Improvement Series 2012A, 5.000%, 11/01/42
19,535	Hamilton County, Ohio, Sales Tax Bonds, Subordinate Lien, Series 2006A, 4.250%, 12/01/32 –	12/16 at 100.00	A+	19,731,131
	AMBAC Insured
6,425	JobsOhio Beverage System, Ohio, Statewide Liquor Profits Revenue Bonds, Senior Lien Series	1/23 at 100.00	AA	7,111,447
	2013A, 5.000%, 1/01/38 (UB) (5)
	JobsOhio Beverage System, Ohio, Statewide Senior Lien Liquor Profits Revenue Bonds, Tender
	Option Bond Trust 1157:
1,725	17.085%, 1/01/38 (IF) (5)	1/23 at 100.00	AA	2,462,196
1,250	17.085%, 1/01/38 (IF) (5)	1/23 at 100.00	AA	1,784,200
625	17.085%, 1/01/38 (IF) (5)	1/23 at 100.00	AA	892,100
1,750	17.076%, 1/01/38 (IF) (5)	1/23 at 100.00	AA	2,497,460
390	16.960%, 1/01/38 (IF) (5)	1/23 at 100.00	AA	555,395
2,000	15.935%, 1/01/38 (IF) (5)	1/23 at 100.00	AA	2,854,720
	Middletown City School District, Butler County, Ohio, General Obligation Bonds, Refunding
	Series 2007:
4,380	5.250%, 12/01/27 – AGM Insured	No Opt. Call	A2	5,412,016
6,000	5.250%, 12/01/31 – AGM Insured	No Opt. Call	A2	7,314,360
9,235	Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis HealthCare System Obligated	2/23 at 100.00	BB+	9,595,904
	Group Project, Series 2013, 5.000%, 2/15/48
	Southeastern Ohio Port Authority, Hospital Facilities Revenue Bonds, Memorial Health System
	Obligated Group Project, Refunding and Improvement Series 2012:
665	5.750%, 12/01/32	12/22 at 100.00	BB	713,166
660	6.000%, 12/01/42	12/22 at 100.00	BB	712,232
2,000	University of Akron, Ohio, General Receipts Bonds, Federally Taxable Build America Bonds,	1/20 at 100.00	AA	2,245,180
	Series 2010B, 5.000%, 1/01/29 – AGM Insured
110,545	Total Ohio			113,712,404
	Oklahoma – 1.8% (1.2% of Total Investments)
	Oklahoma City Water Utilities Trust, Oklahoma, Water and Sewer Revenue Bonds, Series 2010:
1,000	5.375%, 7/01/40	7/21 at 100.00	AAA	1,144,760
1,500	5.000%, 7/01/40	7/21 at 100.00	AAA	1,677,885
3,500	Oklahoma Municipal Power Authority, Power Supply System Revenue Bonds, Refunding Series	1/25 at 100.00	A	3,975,090
	2014A, 5.000%, 1/01/38
19,060	Oklahoma Municipal Power Authority, Power Supply System Revenue Bonds, Series 2007, 4.500%,	1/17 at 100.00	AA–	19,234,590
	1/01/47 – FGIC Insured
25,060	Total Oklahoma			26,032,325
	Oregon – 0.3% (0.2% of Total Investments)
4,000	Oregon Department of Administrative Services, State Lottery Revenue Bonds, Series 2011A,	4/21 at 100.00	AAA	4,589,080
	5.250%, 4/01/31
	Pennsylvania – 5.7% (3.8% of Total Investments)
2,165	Allegheny County Sanitary Authority, Pennsylvania, Sewer Revenue Bonds, Series 2010, 5.000%,	12/20 at 100.00	AA	2,425,448
	6/01/40 – AGM Insured
7,925	Commonwealth Financing Authority, Pennsylvania, State Appropriation Lease Bonds, Series 2006A,	6/16 at 100.00	AA (4)	8,235,898
	5.000%, 6/01/26 (Pre-refunded 6/01/16) – AGM Insured (UB)
7,630	Dauphin County General Authority, Pennsylvania, Health System Revenue Bonds, Pinnacle Health	6/22 at 100.00	A	8,173,714
	System Project, Series 2012A, 5.000%, 6/01/42
5,250	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2010E,	1/20 at 100.00	AA	5,823,563
	5.000%, 1/01/40 – AGM Insured
1,560	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage Revenue	8/20 at 100.00	AA (4)	1,857,398
	Bonds, New Regional Medical Center Project, Series 2010, 5.375%, 8/01/38 (Pre-refunded 8/01/20)
	Montgomery County Industrial Development Authority, Pennsylvania, Health System Revenue Bonds,
	Albert Einstein Healthcare Network Issue, Series 2015A:
6,810	5.250%, 1/15/45	1/25 at 100.00	Baa2	7,197,012
1,150	5.250%, 1/15/46	1/25 at 100.00	Baa2	1,215,343
365	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds,	11/24 at 100.00	N/R	373,494
	National Gypsum Company, Refunding Series 2014, 5.500%, 11/01/44 (Alternative Minimum Tax)
1,800	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Drexel University, Series	11/15 at 100.00	AA–	1,806,714
	2005A, 5.000%, 5/01/28 – NPFG Insured
11,100	Pennsylvania Public School Building Authority, Lease Revenue Bonds, School District of	12/16 at 100.00	AA	11,458,752
	Philadelphia, Series 2006B, 4.500%, 6/01/32 – AGM Insured
2,625	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2006A, 5.000%, 12/01/26	6/16 at 100.00	A+ (4)	2,728,189
	(Pre-refunded 6/01/16) – AMBAC Insured
1,300	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue	7/22 at 100.00	BB+	1,365,559
	Bonds, Temple University Health System Obligated Group, Series 2012A, 5.625%, 7/01/42
10,000	Philadelphia, Pennsylvania, Airport Revenue Bonds, Series 2010A, 5.000%, 6/15/40 – AGM Insured	6/20 at 100.00	AA	10,910,900
7,055	Pittsburgh and Allegheny County Sports and Exhibition Authority, Pennsylvania, Hotel Room	8/20 at 100.00	AA	7,768,613
	Excise Tax Revenue Bonds, Refunding Series 2010, 5.000%, 2/01/35 – AGC Insured
5,180	Pittsburgh and Allegheny County Sports and Exhibition Authority, Pennsylvania, Sales Tax	8/20 at 100.00	AA	5,830,504
	Revenue Bonds, Refunding Series 2010, 5.000%, 2/01/31 – AGM Insured
	Reading School District, Berks County, Pennsylvania, General Obligation Bonds, Series 2005:
3,285	5.000%, 1/15/22 – AGM Insured	1/16 at 100.00	AA	3,355,168
3,450	5.000%, 1/15/23 – AGM Insured	1/16 at 100.00	AA	3,523,520
78,650	Total Pennsylvania			84,049,789
	Puerto Rico – 0.3% (0.2% of Total Investments)
1,550	Puerto Rico Municipal Finance Agency, Series 2005C, 5.250%, 8/01/21 – CIFG Insured	No Opt. Call	AA	1,532,361
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A:
14,195	0.000%, 8/01/45 – NPFG Insured	No Opt. Call	AA–	1,879,134
5,900	0.000%, 8/01/47 – AMBAC Insured	No Opt. Call	CCC–	608,821
6,905	0.000%, 8/01/54 – AMBAC Insured	No Opt. Call	CCC–	467,469
28,550	Total Puerto Rico			4,487,785
	Rhode Island – 0.1% (0.1% of Total Investments)
2,050	Providence Housing Development Corporation, Rhode Island, FHA-Insured Section 8 Assisted	1/16 at 100.00	AA–	2,055,925
	Mortgage Revenue Refunding Bonds, Barbara Jordan Apartments, Series 1994A, 6.750%,
	7/01/25 – NPFG Insured
	South Carolina – 7.3% (4.9% of Total Investments)
29,300	Anderson County School District 5, South Carolina, General Obligation Bonds, Series 2008,	2/18 at 100.00	Aa1	31,872,247
	5.250%, 2/01/38 – AGM Insured
4,085	Saint Peters Parish/Jasper County Public Facilities Corporation, South Carolina, Installment	4/21 at 100.00	AA	4,471,359
	Purchase Revenue Bonds, County Office Building Projects, Series 2011A, 5.250%, 4/01/44 –
	AGC Insured
4,100	South Carolina JOBS Economic Development Authority, Industrial Revenue Bonds, South Carolina	2/23 at 100.00	A	4,327,181
	Electric and Gas Company, Series 2013, 4.000%, 2/01/28
3,360	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds,	10/25 at 100.00	AA–	3,718,142
	Furman University, Refunding Series 2015, 5.000%, 10/01/45 (WI/DD, Settling 8/13/15)
1,250	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Palmetto Health,	8/21 at 100.00	AA	1,498,475
	Refunding Series 2011A, 6.500%, 8/01/39 – AGM Insured
20,790	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series	12/24 at 100.00	AA–	22,694,780
	2014C, 5.000%, 12/01/46
10,195	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Series 2014A,	6/24 at 100.00	AA–	11,443,989
	5.500%, 12/01/54
15,795	South Carolina Transportation Infrastructure Bank, Revenue Bonds, Series 2007A, 4.500%,	10/16 at 100.00	A1	16,317,815
	10/01/34 – SYNCORA GTY Insured
10,250	Spartanburg Regional Health Services District, Inc., South Carolina, Hospital Revenue	4/22 at 100.00	A1	11,248,043
	Refunding Bonds, Series 2012A, 5.000%, 4/15/32
99,125	Total South Carolina			107,592,031
	South Dakota – 0.2% (0.1% of Total Investments)
2,055	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health,	11/24 at 100.00	A+	2,221,537
	Series 2014B, 5.000%, 11/01/44
	Tennessee – 0.7% (0.5% of Total Investments)
9,160	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds,	1/23 at 100.00	A+	9,964,889
	Catholic Health Initiatives, Series 2013A, 5.250%, 1/01/45
	Texas – 10.0% (6.7% of Total Investments)
4,405	Bexar County, Texas, Venue Project Revenue Bonds, Refunding Series 2010, 5.500%, 8/15/49 –	8/19 at 100.00	AA	4,870,520
	AGM Insured
12,700	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Improvement Series 2013C,	11/22 at 100.00	A+	13,607,159
	5.125%, 11/01/43 (Alternative Minimum Tax)
9,035	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding and Improvement	11/21 at 100.00	A+	9,858,267
	Bonds, Series 2012C, 5.000%, 11/01/45 – AGM Insured
4,330	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Tender Option Bond	10/23 at 100.00	AA+	5,813,848
	Trust 2015-XF0228, 17.950%, 4/01/53 (IF)
6,000	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding Senior Lien Series	11/24 at 100.00	A2	6,407,580
	2014A, 5.000%, 11/15/53
590	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc.	7/24 at 100.00	BB–	618,515
	Terminal E Project, Refunding Series 2014, 5.000%, 7/01/29
6,700	Hutto Independent School District, Williamson County, Texas, General Obligation Bonds,	8/21 at 100.00	A	7,126,656
	Refunding Series 2012A, 5.000%, 8/01/46
3,500	Irving, Texas, Hotel Occupancy Tax Revenue Bonds, Series 2014B, 5.000%, 8/15/43	8/19 at 100.00	BBB+	3,585,960
50	Lower Colorado River Authority, Texas, Revenue Bonds, Refunding Series 2001, 5.000%, 5/15/21 –	No Opt. Call	AA–	50,189
	NPFG Insured
	McCamey County Hospital District, Texas, General Obligation Bonds, Series 2013:
2,355	5.750%, 12/01/33	12/25 at 100.00	Baa2	2,584,730
2,385	6.125%, 12/01/38	12/25 at 100.00	Baa2	2,622,546
8,425	North Central Texas Health Facilities Development Corporation, Texas, Revenue Bonds,	8/22 at 100.00	Aa2	9,390,758
	Children’s Medical Center Dallas Project, Series 2012, 5.000%, 8/15/32
24,330	Tarrant Regional Water District, Texas, Water Revenue Bonds, Refunding & Improvement Series	3/22 at 100.00	AAA	27,063,962
	2012, 5.000%, 3/01/52
1,750	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series	No Opt. Call	A3	1,893,203
	2012, 5.000%, 12/15/30
4,200	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, First Tier	8/24 at 100.00	A–	4,639,950
	Refunding Series 2015B, 5.000%, 8/15/37
34,975	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Second Tier	8/24 at 100.00	BBB+	37,468,368
	Refunding Series 2015C, 5.000%, 8/15/42
7,600	Waco Health Facilities Development Corporation, Texas, Hillcrest Health System Project, FHA	8/16 at 100.00	AA– (4)	7,951,880
	Insured Mortgage Revenue Bonds, Series 2006A, 5.000%, 8/01/31 (Pre-refunded 8/01/16) –
	NPFG Insured
1,840	Ysleta Independent School District Public Facility Corporation, Texas, Lease Revenue Refunding	11/15 at 100.00	AA–	1,867,250
	Bonds, Series 2001, 5.375%, 11/15/24 – AMBAC Insured
135,170	Total Texas			147,421,341
	Utah – 1.1% (0.8% of Total Investments)
15,000	Utah Transit Authority, Sales Tax Revenue Bonds, Series 2008A, 5.000%, 6/15/32 (Pre-refunded	6/18 at 100.00	AAA	16,733,250
	6/15/18) – AGM Insured (UB) (5)
	Virginia – 1.6% (1.1% of Total Investments)
5,000	Fairfax County Industrial Development Authority, Virginia, Healthcare Revenue Bonds, Inova	5/22 at 100.00	AA+	5,538,600
	Health System, Series 2012A, 5.000%, 5/15/40
985	Roanoke Industrial Development Authority, Virginia, Hospital Revenue Bonds, Carilion Health	7/20 at 100.00	AA	1,074,408
	System Obligated Group, Series 2005B, 5.000%, 7/01/38
15	Roanoke Industrial Development Authority, Virginia, Hospital Revenue Bonds, Carilion Health	7/20 at 100.00	AA (4)	17,604
	System Obligated Group, Series 2005B, 5.000%, 7/01/38 (Pre-refunded 7/01/20)
5,740	Route 460 Funding Corporation, Virginia, Toll Road Revenue Bonds, Series 2012A, 5.000%, 7/01/52	No Opt. Call	BBB–	6,040,432
	Route 460 Funding Corporation, Virginia, Toll Road Revenue Bonds, Series 2012B:
1,740	0.000%, 7/01/32	No Opt. Call	BBB–	769,080
2,465	0.000%, 7/01/33	No Opt. Call	BBB–	1,030,962
960	0.000%, 7/01/34	No Opt. Call	BBB–	379,622
1,330	0.000%, 7/01/35	No Opt. Call	BBB–	506,876
2,300	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, 95 Express Lanes LLC	1/22 at 100.00	BBB–	2,403,661
	Project, Series 2012, 5.000%, 1/01/40 (Alternative Minimum Tax)
5,030	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River	7/22 at 100.00	BBB–	5,456,494
	Crossing, Opco LLC Project, Series 2012, 5.500%, 1/01/42 (Alternative Minimum Tax)
25,565	Total Virginia			23,217,739
	Washington – 7.8% (5.3% of Total Investments)
10,000	Central Puget Sound Regional Transit Authority, Washington, Sales Tax and Motor Vehicle Excise	2/16 at 100.00	AAA	10,102,100
	Tax Bonds, Series 1999, 4.750%, 2/01/28 – FGIC Insured
7,500	King County, Washington, General Obligation Sewer Bonds, Series 2009, Trust 1W, 9.560%,	1/19 at 100.00	AAA	9,633,300
	1/01/39 (Pre-refunded 1/01/19) – AGC Insured (IF) (5)
20,670	King County, Washington, Sewer Revenue Bonds, Refunding Series 2015A, 5.000%, 7/01/47	1/25 at 100.00	AA+	23,204,758
17,000	King County, Washington, Sewer Revenue Bonds, Series 2007, 5.000%, 1/01/42 (Pre-refunded	7/17 at 100.00	AA+ (4)	18,414,740
	7/01/17) – AGM Insured
4,345	King County, Washington, Sewer Revenue Bonds, Tender Option Bond Trust 3090, 13.341%,	7/17 at 100.00	AA+ (4)	5,429,773
	7/01/32 (Pre-refunded 7/01/17) – AGM Insured (IF) (5)
3,900	Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series 2015C, 5.000%, 4/01/40	10/24 at 100.00	A+	4,234,035
	(WI/DD, Settling 8/06/15) (Alternative Minimum Tax)
1,250	Snohomish County Public Utility District 1, Washington, Generation System Revenue Bonds,	No Opt. Call	Aaa	1,283,750
	Series 1989, 6.650%, 1/01/16 – FGIC Insured (ETM)
	Tacoma, Washington, Solid Waste Utility Revenue Refunding Bonds, Series 2006:
3,890	5.000%, 12/01/24 – SYNCORA GTY Insured	12/16 at 100.00	AA	4,118,538
4,085	5.000%, 12/01/25 – SYNCORA GTY Insured	12/16 at 100.00	AA	4,322,175
4,290	5.000%, 12/01/26 – SYNCORA GTY Insured	12/16 at 100.00	AA	4,535,517
1,250	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services,	10/24 at 100.00	AA	1,759,350
	Tender Option Bond Trust 2015-XF0148, 17.972%, 10/01/44 (IF) (5)
2,510	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Children’s Hospital,	10/22 at 100.00	Aa2	2,800,608
	Refunding Series 2012B, 5.000%, 10/01/30
6,540	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Children’s Hospital,	10/22 at 100.00	Aa2	7,109,242
	Series 2012A, 5.000%, 10/01/42
17,845	Washington State, General Obligation Bonds, 2007A Series 2006, 5.000%, 7/01/31 (Pre-refunded	7/16 at 100.00	AA+ (4)	18,611,264
	7/01/16) – AGM Insured
105,075	Total Washington			115,559,150
	West Virginia – 2.5% (1.7% of Total Investments)
10,000	West Virginia Economic Development Authority, State Lottery Revenue Bonds, Series 2010A,	6/20 at 100.00	AAA	11,292,500
	5.000%, 6/15/40
22,400	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, West Virginia United Health	6/23 at 100.00	A	25,191,936
	System Obligated Group, Refunding and Improvement Series 2013A, 5.500%, 6/01/44
32,400	Total West Virginia			36,484,436
	Wisconsin – 1.9% (1.2% of Total Investments)
640	Public Finance Authority of Wisconsin, Exempt Facilities Revenue Bonds, National Gypsum	11/24 at 100.00	N/R	652,160
	Company Project, Refunding Series 2014, 5.250%, 4/01/30 (Alternative Minimum Tax)
8,460	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care,	7/21 at 100.00	A2	9,600,746
	Inc., Series 2012A, 5.000%, 7/15/25
5,090	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Froedtert Health Inc.	10/22 at 100.00	AA–	5,529,674
	Obligated Group, Series 2012A, 5.000%, 4/01/42
10,300	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Gundersen Lutheran,	10/21 at 100.00	A+	11,534,763
	Series 2011A, 5.250%, 10/15/39
24,490	Total Wisconsin			27,317,343
$ 2,137,603	Total Municipal Bonds (cost $2,048,381,347)			2,189,328,397

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS – 0.0% (0.0% of Total Investments)

	Transportation – 0.0% (0.0% of Total Investments)
$ 596	Las Vegas Monorail Company, Senior Interest Bonds, (6), (7)	5.500%	7/15/19	N/R	$ 107,355
159	Las Vegas Monorail Company, Senior Interest Bonds, (6), (7)	5.500%	7/15/55	N/R	21,214
$ 755	Total Corporate Bonds (cost $67,698)				128,569
	Total Long-Term Investments (cost $2,048,449,045)				2,189,456,966
	Floating Rate Obligations – (6.1)%				(90,178,333)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (45.2)% (8)				(667,200,000)
	Other Assets Less Liabilities – 3.0% (9)				44,491,983
	Net Assets Applicable to Common Shares – 100%				$ 1,476,570,616

Investments in Derivatives as of July 31, 2015
Interest Rate Swaps outstanding:

		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date (10)	Date	(Depreciation)
Citigroup	$64,600,000	Receive	3-Month USD-LIBOR-ICE	2.676%	Semi-Annually	8/10/16	8/10/27	$(426,137)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$2,189,328,397	$ —	$2,189,328,397
Corporate Bonds	—	—	128,569	128,569
Investments in Derivatives:
Interest Rate Swaps*	—	(426,137)	—	(426,137)
Total	$ —	$2,188,902,260	$128,569	$2,189,030,829
*Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of July 31, 2015, the cost of investments (excluding investments in derivatives) was $1,960,432,059.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of July 31, 2015, were as follows:

Gross unrealized:
Appreciation	$154,360,029
Depreciation	(15,513,679)
Net unrealized appreciation (depreciation) of investments	$138,846,350

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or
BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board.
For fair value measurement disclosure purposes, investment classified as Level 3.
(7)	During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the Federal Bankruptcy Court. Under the reorganization plan, the
Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in turn received two senior interest corporate bonds: the first with an annual coupon rate of 5.500% maturing on
July 15, 2019 and the second with an annual coupon rate of 3.000% (5.500% after December 31, 2015)
maturing on July 15, 2055. The Fund’s custodian is not accruing income on the Fund’s records for either senior interest corporate bond.
(8)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 30.5%.
(9)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter derivatives as well as the exchange-cleared and exchange-traded derivatives, when applicable.
(10)	Effective date represents the date on which both the Fund and Counterparty commence interest payment accruals on each contract.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
USD-LIBOR-ICE	United States Dollar-London Inter-Bank Offered Rate-Intercontinental Exchange

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Municipal Opportunity Fund, Inc.

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy Vice President and Secretary

Date:         September 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman Chief Administrative Officer (principal executive officer)

Date:         September 29, 2015

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date:         September 29, 2015